Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Digiplex [Member]
Summary of the Preliminary Purchase Price

The following table summarizes the preliminary purchase price for Digiplex:

Number of shares of Digiplex common stock outstanding at August 15, 2014	7,832
Exchange ratio	0.1765
Number of shares of Carmike common stock—as exchanged	1,382
Carmike common stock price on August 15, 2014	$34.20

Estimated fair value of 1.4 million common shares issued per merger agreement	$47,274
Cash settlement of Start Media joint venture	10,978
Cash settlement of shares held in escrow	181

Total preliminary estimated acquisition consideration	$58,433

Summary of the Purchase Price and Purchase Price Allocation Based on Fair Value of Net Assets Acquired

The following table summarizes the purchase price allocation for Digiplex based on the fair value of net assets acquired at the acquisition date:

Digiplex
Total purchase price, net of cash received	$58,004

Accounts receivable	515
Other current assets	266
Property and equipment	26,228
Intangible assets	2,190
Other assets	521
Deferred tax assets	9,776
Accounts payable	(3,359)
Accrued expenses	(3,730)
Unfavorable lease obligations	(5,980)
Capital leases assumed	(850)
Assumption of Northlight term loan	(9,099)

Net assets acquired	16,478

Goodwill	$41,526

Summary of Selected Unaudited Pro Forma Results of Operations Information

The following selected comparative unaudited pro forma results of operations information for the years ended December 31, 2014 and 2013 assumes the Digiplex acquisition occurred at the beginning of fiscal year 2013, and reflects the full results of operations for the periods presented.

	Pro Forma Year Ended December 31,
	2014	2013
Revenues	$733,923	$677,468
Operating income	$40,763	$59,676
Net (loss) income	$(11,716)	$3,941
(Loss) income per share:
Basic	$(0.50)	$0.20
Diluted	$(0.50)	$0.20

Muvico Entertainment, L.L.C [Member]
Summary of the Purchase Price and Purchase Price Allocation Based on Fair Value of Net Assets Acquired

The following table summarizes the purchase price and purchase price allocation for Muvico based on the fair value of net assets acquired at the acquisition date.

Cash consideration paid less cash amounts received	$30,608
Leases and financing obligations assumed	19,101
Fair value of contingent consideration	750

Fair value of total consideration transferred	$50,459

Inventory	$541
Other current assets	385
Property and equipment	24,867
Deferred tax assets	3,441
Current liabilities	(2,068)
Other liabilities	(1,150)

Net assets acquired	26,016
Goodwill	24,443

Purchase price	$50,459

Summary of Selected Unaudited Pro Forma Results of Operations Information

The following selected comparative unaudited pro forma results of operations information for the years ended December 31, 2013 and 2012 assumes the Muvico acquisition occurred at the beginning of the fiscal year 2012, and reflects the full results of operations for the years presented.

	Pro Forma Year Ended December 31,
	2013	2012
Revenues	$699,826	$603,243
Operating income	$60,163	$58,882
Net income	$4,692	$97,595
Income per share:
Basic	$0.24	$6.19
Diluted	$0.23	$6.07

Rave Reviews Cinemas, L.L.C [Member]
Summary of the Purchase Price and Purchase Price Allocation Based on Fair Value of Net Assets Acquired

The following table summarizes the purchase price and purchase price allocation for Rave based on the fair value of net assets acquired at the acquisition date.

Cash	$19,000
Financing obligations assumed	110,243

Purchase price	129,243
Working capital adjustment	3,213

Total purchase price	$132,456

Accounts receivable	$514
Inventory	464
Other current assets	1,329
Property and equipment	94,523
Deferred tax assets	14,418
Current liabilities	(8,878)
Other liabilities	(6,580)

Net assets acquired	95,790
Goodwill	36,666

Purchase Price	$132,456

Summary of Selected Unaudited Pro Forma Results of Operations Information

The following selected comparative unaudited pro forma results of operations information for the years ended December 31, 2012 and 2011 assumes the Rave acquisition occurred at the beginning of the fiscal year 2011, and reflects the full results of operations for the years presented.

	Pro Forma Year Ended December 31,
	2012	2011
Revenues	$634,053	$566,914
Operating income	$72,300	$48,902
Net income (loss)	$95,580	$(9,674)
Income (loss) per share:
Basic	$6.06	$(0.76)
Diluted	$5.94	$(0.76)